CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (68,657)	$ 42,826	$ 28,613
Loss from discontinued operations, net			(33,795)
Income (loss) from continuing operations	$ (68,657)	$ 42,826	62,408
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,972	21,413	$ 2,110
Impairment of intangible assets and goodwill	98,904	19,941
Restructuring costs related to impairment of property and equipment	124	632
Stock-based compensation expense	7,429	$ 15,145	$ 10,405
Issuance of ordinary shares related to acquisition employees retention	63
Foreign currency translation	$ (347)
Acquisition related expenses paid by shareholders		$ 3,060
Accretion of payment obligation related to acquisition	$ 311	1,067
Accrued interest, net	37	655	$ 1,170
Deferred taxes, net	(8,973)	(13,851)
Accrued severance pay, net	238	392	$ 24
Change in payment obligation related to acquisitions	(5,937)	713
Fair value revaluation - convertible debt	175	(2,566)
Loss from sale of property and equipment	17	121
Net changes in operating assets and liabilities:
Accounts receivable, net	3,362	(23,568)	$ 18,032
Prepaid expenses and other	(3,402)	(5,020)	(2,533)
Accounts payable	(3,725)	2,228	8,681
Accrued expenses and other liabilities	(13,250)	9,741	(8,756)
Deferred revenues	(772)	(887)	(6,250)
Net cash provided by continuing operating activities	$ 17,569	$ 72,042	85,291
Net cash used in discontinued operating activities			(23,939)
Net cash provided by operating activities	$ 17,569	$ 72,042	61,352
Investing activities:
Purchases of property and equipment	(2,029)	(10,882)	$ (1,916)
Proceeds from sale of property and equipment	24	$ 58
Capitalization of development costs	(4,005)
Restricted cash, net	50	$ (202)
Investments in short-term deposits, net	(27,442)	(15,000)	$ (75,957)
Net cash acquired in (paid in) in connection with acquisition, net	(87,044)	19,042
Net cash used in continuing investing activities	$ (120,446)	$ (6,984)	$ (77,873)
Net cash provided by discontinued investing activities			898
Net cash used in investing activities	$ (120,446)	$ (6,984)	$ (76,975)
Financing activities:
Issuance of shares in private placement, net	$ 10,020
Dividend paid upon consummation of spin-off			$ (65,009)
Exercise of stock options	$ 13	$ 1,584	$ 850
Contribution by shareholders		585
Payments made in connection with acquisition	$ (1,534)	(2,545)
Proceeds from the issuance of convertible debt		$ 37,852
Proceeds from short-term loans	$ 13,000
Repayment of long-term loans	(2,300)	$ (2,300)
Net cash provided by (used in) continuing financing activities	19,199	$ 35,176	$ (64,159)
Effect of exchange rate changes on cash and cash equivalents	14
Net increase (decrease) in cash and cash equivalents	$ (83,664)	$ 100,234	$ (79,782)
Decrease in cash and cash equivalents - discontinued activities			2,336
Cash and cash equivalents at beginning of year	$ 101,183	$ 949	78,395
Cash and cash equivalents at end of year	17,519	101,183	949
Cash paid during the year for:
Income taxes	21,340	20,855	$ 40,694
Interest	2,260	260
Purchase of property and equipment on credit	312	1,205
Non-cash financing activities
Issuance of shares in connection with acquisitions	$ 5,579	171,552
Contribution by shareholders		1,218
Acquisition related expenses paid by shareholders		$ 3,060
Dividend in kind upon consummation of spin-off			$ 211,668
Stock-based compensation that was capitalized as part of capitalization of software development costs	$ 187